STOCK OPTIONS AND WARRANTS (Details 5) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Options
Outstanding Beginning Balance	4,888,519	3,679,814
Granted	25,362	1,186,672
Shares Stock Options Assumed From Merger		22,033
Exercised	(3,112)	0
Expired	(201,769)
Outstanding Ending Balance	4,709,000	4,888,519
Exercisable	2,719,483	2,535,426
Exercise Price
Outstanding Beginning Balance	$ 0.51	$ 0.37
Granted	$ 12.00	$ 0.31
Weighted Average Exercise Price Assumed From Merger		$ 34.15
Exercised	$ 0.30	$ 0
Expired	$ 0.30
Outstanding Ending Balance	$ 0.58	$ 0.51
Exercisable	$ 0.65	$ 0.67